PROJECT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROJECT ASSETS, NET
Schedule of project assets and related accumulated depreciation

	As of December 31,
	2020	2021
	RMB	RMB
Project assets	724,335,851	—
Less: Accumulated depreciation	(78,981,128)	—
Project assets, net	645,354,723	—